Shareholders' Equity - Components of Accumulated other comprehensive loss, net of related tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 4,219	$ 4,648	$ 5,581
Adoption of new accounting guidance				$ 492
Beginning Balance, adjusted				5,140
Other comprehensive income (loss) before reclassifications	(282)	(576)	195
Tax benefit (expense)	58	43	47
Other comprehensive income (loss) before reclassifications, net	(224)	(533)	242
Amounts reclassified from accumulated other comprehensive income (loss)	123	157	227
Tax benefit (expense)	(23)	(36)	(53)
Amounts reclassified from accumulated other comprehensive income (loss), net	100	121	174
Total other comprehensive income (loss) attributable to Aon shareholders	(124)	(412)	416
Ending Balance	3,449	4,219	4,648
Change in Fair Value of Investments
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(15)	(25)	(37)
Adoption of new accounting guidance				(1)
Beginning Balance, adjusted				(26)
Other comprehensive income (loss) before reclassifications	(10)	(15)	18
Tax benefit (expense)	1	18	(3)
Other comprehensive income (loss) before reclassifications, net	(9)	3	15
Amounts reclassified from accumulated other comprehensive income (loss)	14	11	(2)
Tax benefit (expense)	(2)	(3)	(1)
Amounts reclassified from accumulated other comprehensive income (loss), net	12	8	(3)
Total other comprehensive income (loss) attributable to Aon shareholders	3	11	12
Ending Balance	(12)	(15)	(25)
Foreign Currency Translation Adjustments
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(1,319)	(879)	(1,264)
Adoption of new accounting guidance				0
Beginning Balance, adjusted				(879)
Other comprehensive income (loss) before reclassifications	15	(437)	397
Tax benefit (expense)	(1)	(3)	(5)
Other comprehensive income (loss) before reclassifications, net	14	(440)	392
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	(7)
Tax benefit (expense)	0	0	0
Amounts reclassified from accumulated other comprehensive income (loss), net	0	0	(7)
Total other comprehensive income (loss) attributable to Aon shareholders	14	(440)	385
Ending Balance	(1,305)	(1,319)	(879)
Post-retirement Benefit Obligations
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(2,575)	(2,592)	(2,611)
Adoption of new accounting guidance				0
Beginning Balance, adjusted				(2,592)
Other comprehensive income (loss) before reclassifications	(287)	(124)	(220)
Tax benefit (expense)	58	28	55
Other comprehensive income (loss) before reclassifications, net	(229)	(96)	(165)
Amounts reclassified from accumulated other comprehensive income (loss)	109	146	236
Tax benefit (expense)	(21)	(33)	(52)
Amounts reclassified from accumulated other comprehensive income (loss), net	88	113	184
Total other comprehensive income (loss) attributable to Aon shareholders	(141)	17	19
Ending Balance	(2,716)	(2,575)	(2,592)
AOCI attributable to parent
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(3,909)	(3,496)	(3,912)
Adoption of new accounting guidance				(1)
Beginning Balance, adjusted				$ (3,497)
Ending Balance	$ (4,033)	$ (3,909)	$ (3,496)